13. Property, plant and equipment (Details 1) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 11,203,622 [1]
Additions in the period, net of cancellation	1,772,290
Remensuration	(94,988)
Depreciation	(940,144)
Balance end	17,612,164
Lease Operation - Network [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	2,625,145
Additions in the period, net of cancellation	928,682
Remensuration	5,841
Depreciation	(387,526)
Balance end	R$ 3,172,142
Useful Life	10.98%
Lease Operation - Vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 6,792
Additions in the period, net of cancellation	5,045
Remensuration	(500)
Depreciation	(4,349)
Balance end	R$ 6,988
Useful Life	44.81%
Lease Operation - Stores & Kiosks [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 375,286
Additions in the period, net of cancellation	191,597
Remensuration	5,895
Depreciation	(93,306)
Balance end	R$ 479,472
Useful Life	21.04%
Lease Operation - Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 1,540,685
Additions in the period, net of cancellation	322,067
Remensuration	(138,967)
Depreciation	(183,872)
Balance end	R$ 1,539,913
Useful Life	11.97%
Lease Operation - Land (Network) [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning	R$ 708,206
Additions in the period, net of cancellation	324,899
Remensuration	32,743
Depreciation	(271,091)
Balance end	R$ 794,757
Useful Life	31.25%

[1]	Recognition of the asset - right-of-use under lease of the lease payments eligible for the new standard;